Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Document Period End Date	May 31, 2024
C000213941 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation positively affected fund relative performance.
  By country, stock selection in India and overweight positions in Argentina and Kazakhstan aided performance.
  By sector, stock selection in Consumer Staples, Financials and Materials aided performance.
  Top individual outperforming Fund holdings included PB Fintech Ltd., an Indian online insurance marketplace provider; Nu Holdings Ltd., a Brazilian fintech company; and Varun Beverages Ltd., an Indian manufacturer and distributor of Pepsi products.
Top Detractors from Performance
  Sector allocation and stock selection within countries detracted from performance.
  By country, stock selection in South Korea, China and Poland detracted from performance.
  By sector, stock selection in Industrials, Energy and Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co. Ltd., a South Korean battery maker; Meituan, a Chinese food delivery and services e-commerce platform; and Ganfeng Lithium Group Co. Ltd., a Chinese lithium miner.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception
Class R6 Shares[1]	10.49%	6.01%	6.22%
MSCI Emerging Markets Index	12.39%	3.55%	3.77%
MSCI Emerging Markets Growth Index	10.04%	3.69%	4.13%
Morningstar Diversified Emerging Markets Funds Average	13.68%	3.94%	3.69%
1
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on March 31, 2017. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 43,104,129
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 85,186
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$43,104,129
Number of Investments	59
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$85,186

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213944 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Institutional Shares
Trading Symbol	PIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection and country allocation positively affected Fund relative performance.
  By country, stock selection in China and Germany as well as an overweight position in Ireland aided performance.
  By sector, stock selection in Materials, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperforming Fund holdings included Lundin Mining Corp., a Canadian copper miner; SK Hynix Inc., a Korean chipmaker; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  Sector allocation detracted from performance.
  By sector, an underweight position in Financials and stock selection in Information Technology detracted from performance.
  By country, stock selection in Italy and the Netherlands as well as an overweight position in South Korea detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co., Ltd., a South Korean battery maker; Open Text Corp., a Canadian enterprise software company; and Teleperformance SE, a French outsourced customer experience company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares[1]	17.48%	7.47%	5.45%
MSCI ACWI ex USA Index	16.74%	6.81%	4.02%
Morningstar Foreign Large Blend Funds Average	17.32%	7.28%	4.12%
1
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,323,854,656
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 4,626,392
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,323,854,656
Number of Investments	62
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,626,392

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets)[1]
Top Sectors
(% of Net Assets)[1]
1   Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class A Shares
Trading Symbol	PMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection and country allocation positively affected Fund relative performance.
  By country, stock selection in China and Germany as well as an overweight position in Ireland aided performance.
  By sector, stock selection in Materials, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperforming Fund holdings included Lundin Mining Corp., a Canadian copper miner; SK Hynix Inc., a Korean chipmaker; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  Sector allocation detracted from performance.
  By sector, an underweight position in Financials and stock selection in Information Technology detracted from performance.
  By country, stock selection in Italy and the Netherlands as well as an overweight position in South Korea detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co., Ltd., a South Korean battery maker; Open Text Corp., a Canadian enterprise software company; and Teleperformance SE, a French outsourced customer experience company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load[1]	10.77%	5.99%	4.56%
Class A Shares — excluding sales load[1]	17.21%	7.20%	5.16%
MSCI ACWI ex USA Index	16.74%	6.81%	4.02%
Morningstar Foreign Large Blend Funds Average	17.32%	7.28%	4.12%
1
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,323,854,656
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 4,626,392
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,323,854,656
Number of Investments	62
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,626,392

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets)[1]
Top Sectors
(% of Net Assets)[1]
1   Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213947 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class C Shares
Trading Symbol	PIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$166	1.53%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection and country allocation positively affected Fund relative performance.
  By country, stock selection in China and Germany as well as an overweight position in Ireland aided performance.
  By sector, stock selection in Materials, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperforming Fund holdings included Lundin Mining Corp., a Canadian copper miner; SK Hynix Inc., a Korean chipmaker; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  Sector allocation detracted from performance.
  By sector, an underweight position in Financials and stock selection in Information Technology detracted from performance.
  By country, stock selection in Italy and the Netherlands as well as an overweight position in South Korea detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co., Ltd., a South Korean battery maker; Open Text Corp., a Canadian enterprise software company; and Teleperformance SE, a French outsourced customer experience company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class C Shares — including sales load[1]	15.34%	6.40%	4.57%
Class C Shares — excluding sales load[1]	16.34%	6.40%	4.57%
MSCI ACWI ex USA Index	16.74%	6.81%	4.02%
Morningstar Foreign Large Blend Funds Average	17.32%	7.28%	4.12%
1
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,323,854,656
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 4,626,392
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,323,854,656
Number of Investments	62
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,626,392

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets)[1]
Top Sectors
(% of Net Assets)[1]
1   Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213949 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Institutional Shares
Trading Symbol	PIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection, country allocation, and sector allocation positively affected Fund relative performance.
  By country, stock selection in Japan, India and Israel aided performance.
  By sector, stock selection in Health Care, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperformers included Nu Holdings Ltd., a Brazilian fintech company; Kongsberg Gruppen ASA, a Norwegian defense and maritime technology company; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  By country, stock selection in South Korea, Italy and the Netherlands detracted from performance.
  By sector, stock selection in Information Technology and Communication Services as well as an underweight to Industrials detracted from performance.
  Top individual detractors included Samsung SDI Co. Ltd., a South Korean battery maker; SolarEdge Technologies Inc., an Israeli solar equipment company; and an underweight in Taiwan Semiconductor Manufacturing Co. Ltd., a Taiwanese chipmaker.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: February 29, 2016 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception
Institutional Shares[1]	13.56%	7.93%	9.23%
MSCI ACWI ex USA Index[2]	16.74%	6.81%	7.70%
MSCI ACWI ex USA Growth Index	13.01%	6.65%	7.75%
Morningstar Foreign Large Growth Funds Average	14.64%	6.87%	7.82%
1
Commenced operations on November 15, 2019.  The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund.  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.

2	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 699,755,796
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,699,676
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$699,755,796
Number of Investments	81
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,699,676

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213942 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	PIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation positively affected fund relative performance.
  By country, stock selection in India and overweight positions in Argentina and Kazakhstan aided performance.
  By sector, stock selection in Consumer Staples, Financials and Materials aided performance.
  Top individual outperforming Fund holdings included PB Fintech Ltd., an Indian online insurance marketplace provider; Nu Holdings Ltd., a Brazilian fintech company; and Varun Beverages Ltd., an Indian manufacturer and distributor of Pepsi products.
Top Detractors from Performance
  Sector allocation and stock selection within countries detracted from performance.
  By country, stock selection in South Korea, China and Poland detracted from performance.
  By sector, stock selection in Industrials, Energy and Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co. Ltd., a South Korean battery maker; Meituan, a Chinese food delivery and services e-commerce platform; and Ganfeng Lithium Group Co. Ltd., a Chinese lithium miner.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception
Institutional Shares[1]	10.47%	5.99%	6.21%
MSCI Emerging Markets Index	12.39%	3.55%	3.77%
MSCI Emerging Markets Growth Index	10.04%	3.69%	4.13%
Morningstar Diversified Emerging Markets Funds Average	13.68%	3.94%	3.69%
1
Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on March 31, 2017.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 43,104,129
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 85,186
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$43,104,129
Number of Investments	59
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$85,186

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213945 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class R6 Shares
Trading Symbol	PEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection and country allocation positively affected Fund relative performance.
  By country, stock selection in China and Germany as well as an overweight position in Ireland aided performance.
  By sector, stock selection in Materials, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperforming Fund holdings included Lundin Mining Corp., a Canadian copper miner; SK Hynix Inc., a Korean chipmaker; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  Sector allocation detracted from performance.
  By sector, an underweight position in Financials and stock selection in Information Technology detracted from performance.
  By country, stock selection in Italy and the Netherlands as well as an overweight position in South Korea detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung SDI Co., Ltd., a South Korean battery maker; Open Text Corp., a Canadian enterprise software company; and Teleperformance SE, a French outsourced customer experience company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class R6 Shares[1,2]	17.57%	7.53%	5.48%
MSCI ACWI ex USA Index	16.74%	6.81%	4.02%
Morningstar Foreign Large Blend Funds Average	17.32%	7.28%	4.12%
1
The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.

2
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,323,854,656
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 4,626,392
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,323,854,656
Number of Investments	62
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,626,392

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets)[1]
Top Sectors
(% of Net Assets)[1]
1   Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213950 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Class R6 Shares
Trading Symbol	REIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Stock selection, country allocation, and sector allocation positively affected Fund relative performance.
  By country, stock selection in Japan, India and Israel aided performance.
  By sector, stock selection in Health Care, Consumer Staples and Consumer Discretionary aided performance.
  Top individual outperformers included Nu Holdings Ltd., a Brazilian fintech company; Kongsberg Gruppen ASA, a Norwegian defense and maritime technology company; and DISCO Corp., a Japanese semiconductor production equipment maker.
Top Detractors from Performance
  By country, stock selection in South Korea, Italy and the Netherlands detracted from performance.
  By sector, stock selection in Information Technology and Communication Services as well as an underweight to Industrials detracted from performance.
  Top individual detractors included Samsung SDI Co. Ltd., a South Korean battery maker; SolarEdge Technologies Inc., an Israeli solar equipment company; and an underweight in Taiwan Semiconductor Manufacturing Co. Ltd., a Taiwanese chipmaker.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: February 29, 2016 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception
Class R6 Shares[1]	13.55%	7.94%	9.24%
MSCI ACWI ex USA Index[2]	16.74%	6.81%	7.70%
MSCI ACWI ex USA Growth Index	13.01%	6.65%	7.75%
Morningstar Foreign Large Growth Funds Average	14.64%	6.87%	7.82%
1
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on February 29, 2016. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

2	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 699,755,796
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,699,676
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$699,755,796
Number of Investments	81
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,699,676

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)